Deferred Charges and Other Assets Net - Additional Information (Detail) (Five Point One Two Five Percent Senior Note Due Twenty Twenty Two, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 18, 2012
Five Point One Two Five Percent Senior Note Due Twenty Twenty Two
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs	$ 18,453
Percentage of senior subordinated notes	5.125%	5.125%